Shareholder Report, Holdings (Details)	Jun. 30, 2025
CTIVP – BlackRock Global Inflation-Protected Securities Fund - Class 1 | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
CTIVP – BlackRock Global Inflation-Protected Securities Fund - Class 1 | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.30%
CTIVP – BlackRock Global Inflation-Protected Securities Fund - Class 1 | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
CTIVP – BlackRock Global Inflation-Protected Securities Fund - Class 1 | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
CTIVP – BlackRock Global Inflation-Protected Securities Fund - Class 1 | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	49.90%
CTIVP – BlackRock Global Inflation-Protected Securities Fund - Class 1 | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	19.90%
CTIVP – BlackRock Global Inflation-Protected Securities Fund - Class 1 | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.60%
CTIVP – BlackRock Global Inflation-Protected Securities Fund - Class 1 | ITALY
Holdings [Line Items]
Percent of Net Asset Value	7.40%
CTIVP – BlackRock Global Inflation-Protected Securities Fund - Class 1 | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.10%
CTIVP – BlackRock Global Inflation-Protected Securities Fund - Class 1 | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.40%
CTIVP – BlackRock Global Inflation-Protected Securities Fund - Class 1 | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.10%
CTIVP – BlackRock Global Inflation-Protected Securities Fund - Class 1 | CANADA
Holdings [Line Items]
Percent of Net Asset Value	1.60%
CTIVP – BlackRock Global Inflation-Protected Securities Fund - Class 1 | Other Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
CTIVP – BlackRock Global Inflation-Protected Securities Fund - Class 1 | Long Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.80%
CTIVP – BlackRock Global Inflation-Protected Securities Fund - Class 1 | Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.20%
CTIVP – BlackRock Global Inflation-Protected Securities Fund - Class 1 | Short Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.90%
CTIVP – BlackRock Global Inflation-Protected Securities Fund - Class 1 | Short Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.20%
CTIVP – BlackRock Global Inflation-Protected Securities Fund - Class 2 | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
CTIVP – BlackRock Global Inflation-Protected Securities Fund - Class 2 | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.30%
CTIVP – BlackRock Global Inflation-Protected Securities Fund - Class 2 | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
CTIVP – BlackRock Global Inflation-Protected Securities Fund - Class 2 | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
CTIVP – BlackRock Global Inflation-Protected Securities Fund - Class 2 | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	49.90%
CTIVP – BlackRock Global Inflation-Protected Securities Fund - Class 2 | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	19.90%
CTIVP – BlackRock Global Inflation-Protected Securities Fund - Class 2 | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.60%
CTIVP – BlackRock Global Inflation-Protected Securities Fund - Class 2 | ITALY
Holdings [Line Items]
Percent of Net Asset Value	7.40%
CTIVP – BlackRock Global Inflation-Protected Securities Fund - Class 2 | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.10%
CTIVP – BlackRock Global Inflation-Protected Securities Fund - Class 2 | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.40%
CTIVP – BlackRock Global Inflation-Protected Securities Fund - Class 2 | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.10%
CTIVP – BlackRock Global Inflation-Protected Securities Fund - Class 2 | CANADA
Holdings [Line Items]
Percent of Net Asset Value	1.60%
CTIVP – BlackRock Global Inflation-Protected Securities Fund - Class 2 | Other Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
CTIVP – BlackRock Global Inflation-Protected Securities Fund - Class 2 | Long Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.80%
CTIVP – BlackRock Global Inflation-Protected Securities Fund - Class 2 | Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.20%
CTIVP – BlackRock Global Inflation-Protected Securities Fund - Class 2 | Short Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.90%
CTIVP – BlackRock Global Inflation-Protected Securities Fund - Class 2 | Short Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.20%
CTIVP – BlackRock Global Inflation-Protected Securities Fund - Class 3 | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
CTIVP – BlackRock Global Inflation-Protected Securities Fund - Class 3 | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.30%
CTIVP – BlackRock Global Inflation-Protected Securities Fund - Class 3 | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
CTIVP – BlackRock Global Inflation-Protected Securities Fund - Class 3 | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
CTIVP – BlackRock Global Inflation-Protected Securities Fund - Class 3 | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	49.90%
CTIVP – BlackRock Global Inflation-Protected Securities Fund - Class 3 | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	19.90%
CTIVP – BlackRock Global Inflation-Protected Securities Fund - Class 3 | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.60%
CTIVP – BlackRock Global Inflation-Protected Securities Fund - Class 3 | ITALY
Holdings [Line Items]
Percent of Net Asset Value	7.40%
CTIVP – BlackRock Global Inflation-Protected Securities Fund - Class 3 | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.10%
CTIVP – BlackRock Global Inflation-Protected Securities Fund - Class 3 | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.40%
CTIVP – BlackRock Global Inflation-Protected Securities Fund - Class 3 | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.10%
CTIVP – BlackRock Global Inflation-Protected Securities Fund - Class 3 | CANADA
Holdings [Line Items]
Percent of Net Asset Value	1.60%
CTIVP – BlackRock Global Inflation-Protected Securities Fund - Class 3 | Other Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
CTIVP – BlackRock Global Inflation-Protected Securities Fund - Class 3 | Long Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.80%
CTIVP – BlackRock Global Inflation-Protected Securities Fund - Class 3 | Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.20%
CTIVP – BlackRock Global Inflation-Protected Securities Fund - Class 3 | Short Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.90%
CTIVP – BlackRock Global Inflation-Protected Securities Fund - Class 3 | Short Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.20%